TRADE AND OTHER RECEIVABLES - AGING ANALYSIS (Details) - Trade receivables [member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	$ 22,751	$ 26,884
Not impaired receivable
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	22,751	26,884
Not Due | Not impaired receivable
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	263,605	338,350
Due, Less than 90 days
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	14,704	20,268
Due, Between 90 and 180 days
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	1,026	1,476
Due, Betweeen 180 and 360 days
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	2,691	1,734
Due, Over 360 days
Disclosure of provision matrix [line items]
Trade receivable not yet due or due	$ 4,330	$ 3,406